Other assets (Tables)	12 Months Ended
Mar. 31, 2026
Assets [Abstract]
Disclosure of Detailed Information About Other Assets
	As of March 31,
	2026		2025
Current
Balances and receivables from statutory authorities (1)	Rs.	21,509	Rs.	16,405
Government incentives receivables (2)		444		2,967
Prepaid expenses		2,075		1,883
Advances to vendors and employees		6,205		6,121
Others (3)		6,023		2,766
	Rs.	36,256	Rs.	30,142
Non-current
Security deposits	Rs.	904	Rs.	750
Others		322		222
	Rs.	1,226	Rs.	972

(1)	Balances and receivables from statutory authorities primarily consist of amounts recoverable towards the goods and service tax (“GST”), value added tax, and from customs authorities of India.
(2)	Primarily consist of amounts receivable from various government authorities of India towards incentives under various government programs.
(3)	Others primarily include security deposits , claims and other receivable s .

Refer to Note 29 for further details and a breakup of financial and non-financial assets.